Short-Term Borrowings (Details) - Schedule of Short-Term Borrowings - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Total			$ 1,568,455
ZHONGYUAN BANK CO., LTD [Member]
Short-Term Debt [Line Items]
Annual interest rate	[1]	5.60%
Maturity (Months)	[1]	January, 2022
Principal	[1]	$ 1,568,455
Total	[1]		$ 1,568,455

[1]	On July 29, 2021, the Company entered into a factoring agreement without recourse right (see Note 5) with Zhongyuan Bank for 160 days and maturity date is January 9, 2022, $1,568,455 (RMB10,000,000) accounts receivable factoring to the bank and received accordingly amount of cash.